INVESTMENTS AND OTHER FINANCIAL ASSETS - Investments and Other Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments and other financial assets [Abstract]
Investments accounted for using the equity method	€ 42,927	€ 34,663	€ 30,012
Other securities and financial assets	11,582	8,178
Total investments and other financial assets	€ 54,509	€ 42,841